Consolidated Statements of Financial Position $ in Millions, $ in Millions		Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
CURRENT ASSETS
Cash and cash equivalents			$ 32,779	$ 31,060
Trade receivables, net			18,620	17,749
Inventories			14,059	11,880
Recoverable income tax			2,340	2,244
Other recoverable taxes			4,443	3,181
Other current financial assets			946	567
Other current assets			1,945	1,057
Total current assets			75,132	67,738
NON CURRENT ASSETS
Investments accounted for using the equity method			10,233	9,246
Right-of-use assets, net			2,989	2,388
Property, plant and equipment, net			99,381	78,730
Intangible assets, net			101,876	101,162
Deferred tax assets			6,209	7,771
Other non-current financial assets			6,702	792
Other non-current assets			5,464	5,693
Total non-current assets			232,854	205,782
TOTAL ASSETS			307,986	273,520
CURRENT LIABILITIES
Bank loans and notes payable			1,443	88
Current portion of non-current debt			1,871	52
Current portion of lease liabilities			889	752
Interest payable			835	764
Suppliers			33,774	27,351
Other current liabilities			16,080	13,589
Income tax payable			1,354	2,139
Other taxes payable			9,213	8,142
Other current financial liabilities			1,712	2,039
Total current liabilities			67,171	54,916
NON-CURRENT LIABILITIES
Bank loans and notes payable			70,383	65,074
Post-employment and other non-current employee benefits			4,867	3,560
Non-current portion of lease liabilities			2,295	1,769
Deferred tax liabilities			4,317	3,321
Other non-current financial liabilities			3,831	5,464
Provisions			2,788	3,270
Other non-current liabilities			1,793	2,441
Total non-current liabilities			90,274	84,899
TOTAL LIABILITIES			157,445	139,815
EQUITY
Common stock			2,060	2,060
Additional paid-in capital			45,560	45,560
Retained earnings			106,959	96,003
Other equity instruments			(2,505)	(2,283)
Accumulated other comprehensive income			(8,646)	(14,315)
Equity attributable to equity holders of the parent			143,428	127,025
Non-controlling interest in consolidated subsidiaries			7,113	6,680
TOTAL EQUITY			150,541	133,705
TOTAL LIABILITIES AND EQUITY			$ 307,986	$ 273,520
Currency in which supplementary information is displayed
CURRENT ASSETS
Cash and cash equivalents	[1]	$ 1,572
Trade receivables, net	[1]	893
Inventories	[1]	674
Recoverable income tax	[1]	112
Other recoverable taxes	[1]	213
Other current financial assets	[1]	45
Other current assets	[1]	93
Total current assets	[1]	3,602
NON CURRENT ASSETS
Investments accounted for using the equity method	[1]	491
Right-of-use assets, net	[1]	143
Property, plant and equipment, net	[1]	4,765
Intangible assets, net	[1]	4,885
Deferred tax assets	[1]	298
Other non-current financial assets	[1]	321
Other non-current assets	[1]	262
Total non-current assets	[1]	11,165
TOTAL ASSETS	[1]	14,767
CURRENT LIABILITIES
Bank loans and notes payable	[1]	69
Current portion of non-current debt	[1]	90
Current portion of lease liabilities	[1]	43
Interest payable	[1]	40
Suppliers	[1]	1,619
Other current liabilities	[1]	771
Income tax payable	[1]	65
Other taxes payable	[1]	442
Other current financial liabilities	[1]	82
Total current liabilities	[1]	3,221
NON-CURRENT LIABILITIES
Bank loans and notes payable	[1]	3,375
Post-employment and other non-current employee benefits	[1]	233
Non-current portion of lease liabilities	[1]	110
Deferred tax liabilities	[1]	207
Other non-current financial liabilities	[1]	184
Provisions	[1]	134
Other non-current liabilities	[1]	86
Total non-current liabilities	[1]	4,329
TOTAL LIABILITIES	[1]	7,549
EQUITY
Common stock	[1]	99
Additional paid-in capital	[1]	2,185
Retained earnings	[1]	5,129
Other equity instruments	[1]	(120)
Accumulated other comprehensive income	[1]	(415)
Equity attributable to equity holders of the parent	[1]	6,877
Non-controlling interest in consolidated subsidiaries	[1]	341
TOTAL EQUITY	[1]	7,218
TOTAL LIABILITIES AND EQUITY	[1]	$ 14,767

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3